Segment information (Tables)	12 Months Ended
Mar. 31, 2014
Segment information
Schedule of revenues by geographical location

	For the years ended March 31,
	2013	2014
USA	$114,132	$167,038
UK	88,729	110,950
Germany	40,306	49,648
Russia	35,199	35,835
Canada	17,947	11,919
Poland	2,989	5,318
Switzerland	3,825	7,057
Ukraine	2,703	2,384
Other	8,766	8,182

Total revenues by geographical location	$314,596	$398,331

Schedule of geographical information of long-lived assets

	For the years ended March 31,
	2013	2014
Russia	$11,534	$11,797
Romania	25,322	24,069
Ukraine	3,974	7,653
USA	9,408	8,116
Cyprus	6,144	5,326
Switzerland	—	1,260
Other	1,828	2,704

Total	$58,210	$60,925

Schedule of revenues from the transactions with external customers with individual turnover over 10% and over 5% of total revenues

	For the years ended March 31,
	2012	2013	2014
Revenues over 10% of total revenues	128,230	147,961	206,253
Revenues over 5% of the total revenues	192,068	219,329	269,021